COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 13, 2022	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Cash underwriting discount per unit	$ 0.10
Payment of underwriter discount	$ 920,000
Deferred fee per unit		$ 0.40	$ 0.40
Deferred underwriting commissions payable to underwriter		$ 3,680,000	$ 3,680,000
Forward purchase agreement
COMMITMENTS AND CONTINGENCIES
Maximum forward purchase transaction amount		75,000	75,000
Quarterly fee paid		$ 5,000	$ 5,000
Share price		$ 0.05	$ 0.05
Disposition of share price		$ 0.03	$ 0.03
Additional fees and expenses paid		$ 75,000	$ 75,000
Termination fees		$ 500,000	$ 500,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period	45 days
Number of units sold	1,200,000
Underwriter | Class A common stock
COMMITMENTS AND CONTINGENCIES
Number of shares issued	138,000	138,000